Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 519,075	$ 491,855
Salaries and employee benefits	168,805	134,938
Contractors	142,619	92,225
Other	79,171	51,756
Change in inventories	(16,532)	4,444
Capitalized to mining interests	(147,692)	(93,390)
Total Production Expense	745,446	681,828
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 30,000	$ 29,000